Deferred Taxation - Summary of Unrecognized Tax Losses Temporary Differences and Unused Credits will be Carried Forward and Expire in Years (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	$ 127,147	$ 97,607
Tax effected deductible temporary differences	16,128	17,221
Total unused tax credits	6,000
2024 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	0	2,319
2025 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	4,936	4,973
2026 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	9,039	10,144
2027 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	9,449	9,176
2028 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	10,159	9,571
2029 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	8,383
Indefinite [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	85,181	61,424
Tax effected deductible temporary differences	16,128	$ 17,221
2038 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	62
2039 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	229
2040 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	1,320
2041 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	1,800
2042 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	2,589
2043 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	$ 0